COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS
COMMITMENTS

NOTE 12 - COMMITMENTS:

a.   Agreements to purchase intellectual property and U.S. rights to promote:

1)   On May 2, 2010, the Company entered into an agreement with SCOLR Pharma Inc. (“SCOLR”),  a U.S. company that granted the Company an exclusive license to use its rights relating to a therapeutic candidate. According to the agreement, the Company paid the U.S. company an initial amount of $100,000, and undertook to pay the U.S. company potential royalties on future sales of this therapeutic candidate and milestone payments. Through December 31, 2017, the Company paid the U.S. company only the above-mentioned initial amount.

In 2013, SCOLR announced that it had ceased business operations. Under the terms of the license agreement, the Company had protection granted to the licensee under the United States Bankruptcy Code.

On March 7, 2014, the Company entered into a licensing agreement with a U.S. university to secure certain patent rights related to the above-mentioned therapeutic candidate. The Company, therefore, terminated the agreement with the U.S. company and licensed the patents directly from the U.S. university, the original owner of the patents. Under the agreement, the Company agreed to pay the U.S. university certain future royalties.

2)   On August 26, 2010, the Company entered into an agreement with IntelGenx Corp, a Canadian-based company (“IntelGenx”) which is traded in the U.S. and Canada, to co-develop RIZAPORT®, a therapeutic candidate for the treatment of acute migraines. Pursuant to the agreement, the Company paid IntelGenx milestone payments in the aggregate amount of $800,000. In addition, in accordance with the agreement, through December 31, 2017, the Company participated in the research and development costs in the amount of approximately $1.3 million that was recorded in the Statements of Comprehensive Loss under Research and Development Expenses. Given the Company’s increasing focus on GI diseases, in particular the Company’s two key Phase III GI programs, the Company provided IntelGenx on December 5, 2017 a notice of termination for the agreement with IntelGenx. See also note 9.

3)   On August 11, 2010, the Company entered into an agreement with an Australian company in an asset purchase agreement to acquire intellectual property relating to three therapeutic candidates for the treatment of gastrointestinal conditions. Pursuant to the asset purchase agreement, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues may be generated from the sale and license of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Through December 31, 2017, the Company paid the Australian company the above-mentioned initial amount.

In 2014, the Company entered into a licensing agreement with Salix Pharmaceuticals, Ltd. (“Salix”), which was later acquired by Valeant Pharmaceuticals International, Inc., pursuant to which Salix licensed the exclusive worldwide rights to one of the above-mentioned therapeutic candidates. Under the license agreement, Salix paid an upfront payment of $7 million with subsequent potential milestone payments up to a total of $5 million. Salix also agreed to pay the Company tiered royalties on net sales, ranging from low single-digits up to low double-digits. Following the execution of the licensing agreement, the Company paid the Australian company an additional amount of $1 million. In 2014, the upfront payment of $7 million was recognized as revenue in the Statement of Comprehensive Loss and the additional amount paid was recognized as cost of revenues in the Statements of Comprehensive Loss.

4)   On June 30, 2014, the Company entered into an agreement with a German publicly-traded company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan and Macao) development and commercialization rights to all indications to an oncology therapeutic candidate. Under the terms of the agreement, the Company paid the German company an initial   amount of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts as detailed in the agreement, ranging from mid-teens up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2017, the Company has paid the German company only the initial amount mentioned above.

5)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to an oncology therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on the earlier of (i) a specific date or (ii) reaching a specific development milestone. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts as detailed in the agreement, starting in the low double-digits. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2017, the Company paid the U.S. company a total of $2.5 million and recognized an amount of $1 million as a current liability. In February 2018, the Company has signed an amendment to the agreement, consequently $0.5 million was paid and the Company may in its sole discretion choose whether to pay the remaining $0.5 million in 2019 or to change the royalty terms.

6)   On December 30, 2016, the Company entered into an exclusive co-promotion agreement with a subsidiary of Concordia, an international specialty pharmaceutical company, focused on generic and legacy pharmaceutical products and orphan drugs.

Under the exclusive co-promotion agreement, the Company is responsible for certain promotional activities related to Donnatal® (Phenobarbital, Hycosamine Sulfate, Atropine Sulfate, Scopolamine Hydrobromide) in certain U.S. territories. The companies share the revenues generated from the promotion of Donnatal® based on agreed upon split. There are no upfront or milestone payments required under the agreement. The initial term of the agreement is three years. The parties may terminate the agreement upon prior written notice for reasons set forth in the agreement.

7)   On April 4, 2017, the Company signed an exclusive license agreement with Entera Health, a privately held U.S. company focused on the research, manufacturing, and commercialization of value-added proteins and protein co-products, granting the Company the exclusive U.S. rights to EnteraGam®, a commercially-available medical food intended for the dietary management of chronic diarrhea and loose stools which must be administered under medical supervision.

Under the license agreement, the Company is required to pay Entera Health royalties based on net sales, as detailed in the agreement. The initial term of the agreement is four years. The parties may terminate the agreement upon prior written notice for the reasons set forth in the agreement.

8)   On August 16, 2017, the Company signed an agreement with ParaPRO LLC. (“ParaPro”), an Indiana-based specialty pharmacy company focused on on acquiring, developing and commercializing proprietary products, granting the Company the exclusive right to co-promote Esomeprazole Strontium Delayed-Release Capsules 49.3 mg to gastroenterologists in certain U.S territories according to an agreed co-promotion plan. Esomeprazole Strontium Delayed-Release Capsules 49.3 mg is an FDA-approved prescription proton pump inhibitor (PPI). The initial term of the agreement is four years. Each party may terminate the agreement upon prior written notice to the other party for reasons set forth in the agreement.

b.   Operating lease agreements

The Company entered into an operating lease agreement for the Israeli offices it uses. The agreement will expire on January 31, 2020. The projected yearly rental expenses are approximately $410,000 per year. During 2017 the Company subleases a portion of the office space to a tenant for approximately $96,000.

The Company also entered into an operating lease agreement for the U.S. offices it uses. The agreement will expire on March 31, 2023. The projected yearly rental expenses are approximately $168,000 per year.

As of December 31, 2017, an amount of $152,000 was deposited with a bank to secure the lease obligations.